Fair value measurement - Carrying Amount and Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Estimated Fair Value
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	$ 58,041	$ 113,203
Interest-bearing deposits with banks	15,091	15,150
Federal funds sold and securities purchased under resale agreements	25,801	24,373
Securities held-to-maturity	40,669	43,204
Loans	62,829	61,421
Other financial assets	5,934	7,633
Subtotal assets of consolidated investment management funds, at fair value	208,365	264,984
Liabilities:
Noninterest-bearing deposits	78,342	96,277
Interest-bearing deposits	141,418	182,410
Federal funds purchased and securities sold under repurchase agreements	9,989	15,002
Payables to customers and broker-dealers	20,987	21,900
Borrowings	960	698
Long-term debt	24,184	21,494
Total liabilities	275,880	337,781
Estimated Fair Value | Level 1
Assets:
Securities held-to-maturity	11,173	11,376
Other financial assets	4,822	6,537
Subtotal assets of consolidated investment management funds, at fair value	15,995	17,913
Estimated Fair Value | Level 2
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	58,041	113,203
Interest-bearing deposits with banks	15,091	15,150
Federal funds sold and securities purchased under resale agreements	25,801	24,373
Securities held-to-maturity	29,496	31,828
Loans	62,829	61,421
Other financial assets	1,112	1,096
Subtotal assets of consolidated investment management funds, at fair value	192,370	247,071
Liabilities:
Noninterest-bearing deposits	78,342	96,277
Interest-bearing deposits	141,418	182,410
Federal funds purchased and securities sold under repurchase agreements	9,989	15,002
Payables to customers and broker-dealers	20,987	21,900
Borrowings	960	698
Long-term debt	24,184	21,494
Total liabilities	275,880	337,781
Carrying Amount
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	58,041	113,203
Interest-bearing deposits with banks	15,086	15,146
Federal funds sold and securities purchased under resale agreements	25,801	24,373
Securities held-to-maturity	40,905	43,312
Loans	62,564	61,267
Other financial assets	5,934	7,633
Subtotal assets of consolidated investment management funds, at fair value	208,331	264,934
Liabilities:
Noninterest-bearing deposits	78,342	96,277
Interest-bearing deposits	143,148	183,333
Federal funds purchased and securities sold under repurchase agreements	9,989	15,002
Payables to customers and broker-dealers	20,987	21,900
Borrowings	960	698
Long-term debt	24,100	21,188
Total liabilities	$ 277,526	$ 338,398